PREFERRED SHARES - Summary of the issuances of convertible redeemable preferred shares (Details) - $ / shares	1 Months Ended		2 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended		18 Months Ended
	Nov. 30, 2019	Dec. 31, 2018	Dec. 31, 2019	Aug. 31, 2019	Dec. 31, 2016	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2018
Preferred shares
Number of shares issued						537,372,580
Series B Convertible Redeemable Preferred Shares
Preferred shares
Issuance price per share					$ 2.48
Number of shares issued					402,891,265
Series C Convertible Redeemable Preferred Shares
Preferred shares
Issuance price per share								$ 3.13
Number of shares issued								477,780,220
Series D Convertible Redeemable Preferred Shares
Preferred shares
Issuance price per share	$ 3.80						$ 3.80
Number of shares issued	105,263,160	204,342,105		121,230,265		226,493,425	430,835,530
Series D+ Convertible Redeemable Preferred Shares
Preferred shares
Issuance price per share			$ 4.56			$ 4.56
Number of shares issued			310,879,155			310,879,155